REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
REVENUE AND COST OF SALES
Production costs	$ 9,992	$ 7,952	$ 27,963	$ 26,095
Write down of equipment and materials and supplies inventory	249	182	413	566
Depreciation and depletion	896	773	2,616	2,390
Total cost	$ 11,137	$ 8,907	$ 30,992	$ 29,051